Non-financial assets and liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Nonfinancial Assets And Liabilities [Abstract]
Net impairment gains	$ 430,932
No finished goods impairment
Total leave provision	237,328	211,776
Cash outflow for leases	$ 9,652	$ 6,100